Loans - Schedule of Aging of Accruing Past Due and Nonaccrual Loans (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	$ 545,487	$ 543,790
Nonaccrual	4,298	3,155
Total Past Due and Nonaccrual	5,646	4,615
Total ending loans balance	551,133	548,405
Commercial [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	135,707	146,431
Nonaccrual	1,325	157
Total Past Due and Nonaccrual	1,407	444
Total ending loans balance	137,114	146,875
Commercial Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	194,157	181,388
Nonaccrual	2,405	2,131
Total Past Due and Nonaccrual	2,591	2,217
Total ending loans balance	196,748	183,605
Residential Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	173,023	165,837
Nonaccrual	521	807
Total Past Due and Nonaccrual	1,236	1,459
Total ending loans balance	174,259	167,296
Construction & Land Development [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	23,960	31,169
Total Past Due and Nonaccrual		58
Total ending loans balance	23,960	31,227
Consumer [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	18,640	18,965
Nonaccrual	47	60
Total Past Due and Nonaccrual	412	437
Total ending loans balance	19,052	19,402
30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	830	953
30 to 59 Days Past Due [Member] | Commercial [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	15	253
30 to 59 Days Past Due [Member] | Commercial Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	186	86
30 to 59 Days Past Due [Member] | Residential Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	264	265
30 to 59 Days Past Due [Member] | Construction & Land Development [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		58
30 to 59 Days Past Due [Member] | Consumer [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	365	291
60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	277	333
60 to 89 Days Past Due [Member] | Commercial [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		34
60 to 89 Days Past Due [Member] | Residential Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	277	213
60 to 89 Days Past Due [Member] | Consumer [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		86
90 Days Plus Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	241	174
90 Days Plus Past Due [Member] | Commercial [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	67
90 Days Plus Past Due [Member] | Residential Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	$ 174	$ 174